UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue
           Suite 315
           Bethesda, MD  20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8881

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       11/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             120

Form 13F Information Table Value Total:  $      316,422
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---------- ------ ----
3M Co.                                COM            88579Y101     8775   101198 SH       SOLE                101198.361      0    0
AES Trust III                         PFD            00808N202      357     7315 SH       SOLE                      7315      0    0
AGL Res                               COM            001204106      745    19431 SH       SOLE                     19431      0    0
Amer Electric Power Co.               COM            025537101     1482    40898 SH       SOLE                     40898      0    0
American Express Co.                  COM            025816109     9178   218375 SH       SOLE                218374.931      0    0
Amgen Inc.                            COM            031162100      257     4660 SH       SOLE                      4660      0    0
Annaly Mortgage Management            COM            035710409     3084   175249 SH       SOLE                175248.636      0    0
Apartment Invest. & Mgt. Pfd. Y       PFD            03748R796      314    12300 SH       SOLE                     12300      0    0
Archer Daniels Midland Corp.          PFD            039483201     1134    27420 SH       SOLE                     27420      0    0
Atlantic Power Corp.                  COM            04878Q863      661    47704 SH       SOLE                  47704.25      0    0
Atmos Energy Corp.                    COM            049560105     1753    59922 SH       SOLE                     59922      0    0
Automatic Data Process.               COM            053015103     9815   233526 SH       SOLE                233526.214      0    0
Avon Products Inc.                    COM            054303102     3033    94450 SH       SOLE                     94450      0    0
BB&T Cap Trust VI Pfd Sec             PFD            05531B201      632    22100 SH       SOLE                     22100      0    0
BCE Inc.                              COM            05534B760      631    19406 SH       SOLE                     19406      0    0
Bank of America Corp.                 COM            060505104      202    15426 SH       SOLE                     15426      0    0
Bank of New York                      COM            064057102      425    16248 SH       SOLE                     16248      0    0
Becton Dickinson Co                   COM            075887109     6195    83598 SH       SOLE                 83598.304      0    0
Berkshire Hathaway Inc. - A           COM            084670108     1121        9 SH       SOLE                         9      0    0
Berkshire Hathaway Inc. - B           COM            084670702    15798   191076 SH       SOLE                    191076      0    0
Biomed Realty Tr PFD A                PFD            09063H206     1960    77020 SH       SOLE                     77020      0    0
Boardwalk Pipeline Partners, LP       COM            096627104      318     9750 SH       SOLE                      9750      0    0
Canadian Natural Resources Ltd.       COM            136385101      277     8010 SH       SOLE                      8010      0    0
CenterPoint Energy                    COM            15189T107      524    33310 SH       SOLE                     33310      0    0
Chevrontexaco Corp.                   COM            166764100      736     9078 SH       SOLE                      9078      0    0
Cigna Corp.                           COM            125509109      317     8856 SH       SOLE                      8856      0    0
Cisco Systems Inc.                    COM            17275r102     8103   369996 SH       SOLE                    369996      0    0
Citigroup Inc.                        COM            172967101       52    13352 SH       SOLE                 13351.634      0    0
Comcast Corp. 6.6% Pfd.               PFD            20030N507     1060    40860 SH       SOLE                     40860      0    0
Comcast Corp. 6.8% Pfd.               PFD            20030N408      742    28405 SH       SOLE                     28405      0    0
Comcast Corp. 7.0% Pfd.               PFD            20030N309      563    21525 SH       SOLE                     21525      0    0
Compass Minerals International        COM            20451N101     5122    66846 SH       SOLE                 66845.689      0    0
ConocoPhillips                        COM            20825C104     4227    73605 SH       SOLE                 73605.141      0    0
Constellation Energy Preferred A      PFD            210387205      232     8580 SH       SOLE                      8580      0    0
Corts Provident Trust 1 Pfd.          PFD            22080X203      498    18830 SH       SOLE                     18830      0    0
Cross Timbers Royalty Trust           COM            22757R109      934    26190 SH       SOLE                     26190      0    0
Danaher Corp. Del                     COM            235851102      532    13110 SH       SOLE                     13110      0    0
Devon Energy Corp.                    COM            25179M103     7898   121995 SH       SOLE                 121995.02      0    0
Diageo PLC ADR                        COM            25243Q205    10515   152374 SH       SOLE                152373.658      0    0
Dominion Resources Inc.               COM            25746U109     2646    60603 SH       SOLE                     60603      0    0
Duke Energy Corp.                     COM            26441C105     2192   123782 SH       SOLE                    123782      0    0
Eaton Vance Tax                       COM            27829F108      200    18250 SH       SOLE                     18250      0    0
Enbridge Energy Mgmt                  COM            29250X103     2516    45602 SH       SOLE                 45602.195      0    0
Enbridge Energy Ptrs. LP              COM            29250R106     1109    19832 SH       SOLE                     19832      0    0
Energy Transfer Partners              COM            29273R109     3963    82076 SH       SOLE                     82076      0    0
Enerplus Resources Fund               COM            29274D604     1147    44563 SH       SOLE                 44562.511      0    0
Enterprise Products Pptns Lp          COM            293792107     1853    46705 SH       SOLE                     46705      0    0
Exelon Corp.                          COM            30161N101     3830    89944 SH       SOLE                     89944      0    0
ExxonMobil Corp.                      COM            30231G102     7718   124906 SH       SOLE                124906.191      0    0
Felcor Lodging Trust Inc. Pfd. A      PFD            31430F200     1437    66775 SH       SOLE                     66775      0    0
Felcor Lodging Trust Inc. Pfd. C      PFD            31430F507     1145    53220 SH       SOLE                     53220      0    0
Frontier Communications Corp.         COM            35906A108      201    24595 SH       SOLE                  24595.32      0    0
General Dynamics Corp.                COM            369550108     2493    39695 SH       SOLE                     39695      0    0
General Electric Co.                  COM            369604103     6256   384970 SH       SOLE                384970.175      0    0
General Mills Inc.                    COM            370334104     2234    61137 SH       SOLE                     61137      0    0
Google Inc. Cl A                      COM            38259p508     4666     8875 SH       SOLE                      8875      0    0
Great Plains Energy Inc.              COM            391164100      793    41961 SH       SOLE                     41961      0    0
HSBC USA, Inc. Preferred D            PFD            40428H706      622    25825 SH       SOLE                     25825      0    0
Hersha Hospitality Trust Pfd. A       PFD            427825203      253    10350 SH       SOLE                     10350      0    0
Huaneng Power International           COM            443304100      933    37680 SH       SOLE                     37680      0    0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---------- ------ ----
Intel Corp.                           COM            458140100      665    34661 SH       SOLE                     34661      0    0
Johnson & Johnson                     COM            478160104    10227   165065 SH       SOLE                 165065.22      0    0
Kinder Morgan Energy Ptrs.            COM            494550106     3676    53669 SH       SOLE                     53669      0    0
Kinder Morgan Mgmt.                   COM            49455U100     5349    88774 SH       SOLE                 88773.688      0    0
LTC Properties, Inc. Preferred F      PFD            502175607      333    12927 SH       SOLE                     12927      0    0
Legg Mason Corp Unit                  COM            524901303      872    29350 SH       SOLE                     29350      0    0
Linn Energy, LLC                      COM            536020100      224     7000 SH       SOLE                      7000      0    0
Lowe's Companies Inc.                 COM            548661107     8010   359339 SH       SOLE                359338.707      0    0
MFA Mortgage Investments Pfd. A       PFD            55272X201      302    11800 SH       SOLE                     11800      0    0
Magellan Midstream Partners LP COM    COM            559080106      285     5538 SH       SOLE                      5538      0    0
Markel Corp.                          COM            570535104      368     1069 SH       SOLE                      1069      0    0
Medtronic Inc.                        COM            585055106     1973    58745 SH       SOLE                 58745.135      0    0
Methanex Corp.                        COM            59151K108      787    32139 SH       SOLE                     32139      0    0
Microsoft Corp.                       COM            594918104     8343   340669 SH       SOLE                340668.823      0    0
National Grid PLC ADR                 COM            636274300     1157    27075 SH       SOLE                 27075.124      0    0
Noble Corp.                           COM            H5833N103     2891    85568 SH       SOLE                 85568.144      0    0
Novartis AG ADR                       COM            66987V109    12103   209859 SH       SOLE                209859.152      0    0
Nstar                                 COM            67019E107     1043    26516 SH       SOLE                     26516      0    0
Nustar Energy LP                      COM            67058H102      336     5446 SH       SOLE                      5446      0    0
Nuveen Floating Rate Income Fund      COM            67072T108     1012    91200 SH       SOLE                 91199.697      0    0
Oneok Inc.                            COM            682680103      308     6828 SH       SOLE                      6828      0    0
Owens & Minor                         COM            690732102      205     7200 SH       SOLE                      7200      0    0
Penn West Energy Trust                COM            707885109     1436    71538 SH       SOLE                 71538.403      0    0
Pepsico Inc.                          COM            713448108      730    10991 SH       SOLE                     10991      0    0
Pfizer Inc.                           COM            717081103     6323   368263 SH       SOLE                368263.319      0    0
Philip Morris International           COM            718172109      216     3858 SH       SOLE                      3858      0    0
Plains All American Pipeline Lp       COM            726503105      445     7080 SH       SOLE                      7080      0    0
Potomac Electric Pwr Co.              COM            713291102      485    26060 SH       SOLE                     26060      0    0
Procter & Gamble Co.                  COM            742718109    11126   185530 SH       SOLE                185530.446      0    0
Provident Energy Trust                COM            74386K104      373    52813 SH       SOLE                     52813      0    0
Public Storage Dep                    PFD            74460D232      451    17773 SH       SOLE                     17773      0    0
Public Storage Preferred G            PFD            74460D364      256    10110 SH       SOLE                     10110      0    0
Public Storage Prf K                  PFD            74460D273      262    10350 SH       SOLE                     10350      0    0
SPDR Barclays Capital High Yield Bond COM            78464A417     1534    38350 SH       SOLE                     38350      0    0
Spectra Energy                        COM            847560109     2108    93471 SH       SOLE                 93471.142      0    0
St. Joe Company                       COM            790148100     3019   121385 SH       SOLE                    121385      0    0
Sun Hydraulics Corp.                  COM            866942105      483    17119 SH       SOLE                     17119      0    0
Sunstone Hotel Investors Pfd. A       PFD            867892200     1206    49090 SH       SOLE                     49090      0    0
TC Pipelines LP                       COM            87233q108      646    13885 SH       SOLE                     13885      0    0
Terex Corp.                           COM            880779103     7765   338788 SH       SOLE                    338788      0    0
Thermo Fisher Scientific Inc.         COM            883556102     6095   127288 SH       SOLE                    127288      0    0
Tupperware Corp.                      COM            899896104      444     9700 SH       SOLE                      9700      0    0
United Parcel Service - B             COM            911312106     8162   122381 SH       SOLE                122381.491      0    0
Unumprovident Corp.                   COM            91529Y106      401    18100 SH       SOLE                     18100      0    0
Verizon Communications                COM            92343v104     3423   105044 SH       SOLE                    105044      0    0
Virginia Commerce Banccorp Inc.       COM            92778Q109      213    43805 SH       SOLE                     43805      0    0
Vodaphone Group ADR                   COM            92857W209      631    25437 SH       SOLE                     25437      0    0
Wal-Mart Stores Inc.                  COM            931142103     1082    20223 SH       SOLE                 20223.152      0    0
Walgreen Company                      COM            931422109      377    11245 SH       SOLE                     11245      0    0
Weight Watchers Int'l.                COM            948626106     7018   225004 SH       SOLE                225003.906      0    0
Wellpoint Inc.                        COM            94973V107     7506   132524 SH       SOLE                    132524      0    0
Wells Fargo & Co. Pfd A               PFD            949746804     1741     1731 SH       SOLE                      1731      0    0
Westar Energy Inc.                    COM            95709T100      991    40910 SH       SOLE                     40910      0    0
Western Union Co.                     COM            959802109     9104   515223 SH       SOLE                515222.782      0    0
WisdomTree Emerging Markets           COM            97717W315     7738   138969 SH       SOLE                138969.173      0    0
WisdomTree International Large-Cap    COM            97717W794      211     4795 SH       SOLE                      4795      0    0
Div
WisdomTree Pacific ex-Japan Total Div COM            97717W810      289     4575 SH       SOLE                      4575      0    0
Xcel Energy Inc.                      COM            98389B100     1556    67720 SH       SOLE                     67720      0    0
Zimmer Holdings Inc.                  COM            98956P102     1433    27376 SH       SOLE                     27376      0    0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---------- ------ ----
iShares Barclay 1-3 Year Credit Bond  COM            464288646      265     2520 SH       SOLE                      2520      0    0